UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2025

Date of reporting period:	July 1, 2024 – December 31, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam International Value Fund
Class A [PNGAX]
Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Putnam International Value Fund for the period July 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$52	1.02%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$462,089,172
Total Number of Portfolio Holdings*	150
Portfolio Turnover Rate	8%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam International Value Fund	PAGE 1	38967-STSA-0225

Putnam International Value Fund
Class C [PIGRX]
Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Putnam International Value Fund for the period July 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$89	1.77%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$462,089,172
Total Number of Portfolio Holdings*	150
Portfolio Turnover Rate	8%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam International Value Fund	PAGE 1	38967-STSC-0225

Putnam International Value Fund
Class R [PIIRX]
Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Putnam International Value Fund for the period July 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$64	1.27%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$462,089,172
Total Number of Portfolio Holdings*	150
Portfolio Turnover Rate	8%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam International Value Fund	PAGE 1	38967-STSR-0225

Putnam International Value Fund
Class R6 [PIGWX]
Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Putnam International Value Fund for the period July 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$32	0.63%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$462,089,172
Total Number of Portfolio Holdings*	150
Portfolio Turnover Rate	8%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam International Value Fund	PAGE 1	38967-STSR6-0225

Putnam International Value Fund
Class Y [PNGYX]
Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Putnam International Value Fund for the period July 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y	$39	0.77%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$462,089,172
Total Number of Portfolio Holdings*	150
Portfolio Turnover Rate	8%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam International Value Fund	PAGE 1	38967-STSY-0225

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
International Value
Fund

Financial Statements and Other Important Information

Semiannual | December 31, 2024

Financial Statements and Other Important Information—Semiannual	franklintempleton.com

The fund’s portfolio 12/31/24 (Unaudited)
COMMON STOCKS (95.2%)*	Shares	Value
Aerospace and defense (1.0%)
Thales SA (France)	33,098	$4,752,717
		4,752,717
Air freight and logistics (0.9%)
DHL Group (Germany)	114,118	4,028,635
		4,028,635
Automobiles (1.9%)
Stellantis NV (Borsa Italiana Exchange) (Italy)	277,770	3,613,348
Yamaha Motor Co., Ltd. (Japan)	587,800	5,178,926
		8,792,274
Banks (21.7%)
AIB Group PLC (Ireland)	2,186,814	12,092,866
ANZ Group Holdings, Ltd. (Australia)	497,004	8,757,107
Barclays PLC (United Kingdom)	2,155,552	7,210,742
BNP Paribas SA (France)	120,799	7,416,667
CaixaBank SA (Spain)	1,466,553	7,962,166
DNB Bank ASA (Norway)	191,498	3,823,148
HSBC Holdings PLC (United Kingdom)	1,451,557	14,258,786
ING Groep NV (Netherlands)	808,991	12,678,164
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,101,400	12,858,520
Resona Holdings, Inc. (Japan)	548,500	3,954,013
Sumitomo Mitsui Financial Group, Inc. (Japan)	386,000	9,264,088
		100,276,267
Beverages (2.6%)
Asahi Group Holdings, Ltd. (Japan)	439,900	4,614,853
Coca-Cola Europacific Partners PLC (Spain)	97,783	7,510,712
		12,125,565
Biotechnology (1.1%)
Argenx SE (Netherlands) †	8,423	5,202,986
		5,202,986
Broadline retail (0.4%)
Pan Pacific International Holdings Corp. (Japan)	82,600	2,243,972
		2,243,972
Building products (1.5%)
Cie de Saint-Gobain SA (France)	76,178	6,769,301
		6,769,301
Capital markets (2.5%)
UBS Group AG (Switzerland)	370,298	11,337,312
		11,337,312
Chemicals (0.5%)
LANXESS AG (Germany)	93,797	2,293,268
		2,293,268
Construction and engineering (1.9%)
Vinci SA (France)	84,580	8,708,063
		8,708,063
Construction materials (2.3%)
CRH PLC (London Exchange)	114,772	10,624,463
		10,624,463
Consumer staples distribution and retail (3.4%)
MatsukiyoCocokara & Co. (Japan)	306,000	4,455,021
Seven & i Holdings Co., Ltd. (Japan)	350,500	5,495,007
Tesco PLC (United Kingdom)	1,279,183	5,883,408
		15,833,436
Diversified REITs (0.7%)
Mirvac Group (Australia) R	2,714,499	3,139,329
		3,139,329
Diversified telecommunication services (3.7%)
Deutsche Telekom AG (Germany)	271,126	8,123,769
Nippon Telegraph & Telephone Corp. (Japan)	7,408,900	7,400,482
Telstra Group, Ltd. (Australia)	579,254	1,435,566
		16,959,817

International Value Fund
1

COMMON STOCKS (95.2%)* cont.	Shares	Value
Financial services (1.2%)
ORIX Corp. (Japan)	248,200	$5,332,300
		5,332,300
Food products (1.1%)
Nissin Food Products Co., Ltd. (Japan)	212,800	5,140,920
		5,140,920
Health care equipment and supplies (1.2%)
Hoya Corp. (Japan)	44,700	5,547,551
		5,547,551
Hotels, restaurants, and leisure (0.9%)
Compass Group PLC (United Kingdom)	119,715	3,983,327
		3,983,327
Household durables (2.3%)
Cairn Homes PLC (Ireland)	2,116,169	5,096,477
Sony Group Corp. (Japan)	255,700	5,389,015
		10,485,492
Industrial conglomerates (3.1%)
Siemens AG (Germany)	74,570	14,540,748
		14,540,748
Insurance (8.3%)
ASR Nederland NV (Netherlands)	151,993	7,229,076
AXA SA (France)	294,076	10,466,050
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	13,518	6,820,675
Prudential PLC (United Kingdom)	527,646	4,187,409
QBE Insurance Group, Ltd. (Australia)	805,947	9,571,320
		38,274,530
Machinery (1.7%)
Alstom SA (France) †	164,639	3,673,601
MinebeaMitsumi, Inc. (Japan)	257,800	4,129,471
		7,803,072
Metals and mining (2.1%)
Anglo American PLC (London Exchange) (United Kingdom)	85,599	2,530,918
Glencore PLC (United Kingdom)	1,620,994	7,139,143
		9,670,061
Multi-utilities (2.8%)
E.ON SE (Germany)	496,539	5,783,710
Veolia Environnement SA (France)	258,796	7,261,171
		13,044,881
Oil, gas, and consumable fuels (6.9%)
Cenovus Energy, Inc. (Canada)	582,357	8,827,826
Shell PLC (London Exchange) (United Kingdom)	735,840	22,936,864
		31,764,690
Passenger airlines (1.5%)
Qantas Airways, Ltd. (voting rights) (Australia) †	1,245,577	6,895,422
		6,895,422
Personal care products (1.5%)
Unilever PLC (United Kingdom)	121,349	6,912,541
		6,912,541
Pharmaceuticals (4.4%)
AstraZeneca PLC (United Kingdom)	50,976	6,646,230
Sanofi SA (France)	141,500	13,755,323
		20,401,553
Semiconductors and semiconductor equipment (0.6%)
STMicroelectronics NV (France)	111,251	2,786,485
		2,786,485
Specialty retail (0.6%)
JD Sports Fashion PLC (United Kingdom)	2,412,711	2,883,778
		2,883,778
Technology hardware, storage, and peripherals (0.3%)
Samsung Electronics Co., Ltd. (South Korea)	39,199	1,398,887
		1,398,887

2
International Value Fund

COMMON STOCKS (95.2%)* cont.	Shares	Value
Textiles, apparel, and luxury goods (1.0%)
Asics Corp. (Japan)	240,400	$4,689,671
		4,689,671
Tobacco (1.1%)
Imperial Brands PLC (United Kingdom)	162,018	5,181,147
		5,181,147
Trading companies and distributors (5.2%)
Ashtead Group PLC (United Kingdom)	51,581	3,191,215
Ferguson Enterprises, Inc.	26,166	4,562,714
ITOCHU Corp. (Japan)	139,900	6,879,495
Mitsubishi Corp. (Japan)	586,500	9,596,146
		24,229,570
Wireless telecommunication services (1.3%)
KDDI Corp. (Japan)	73,500	2,341,018
Vodafone Group PLC (United Kingdom)	4,084,778	3,484,635
		5,825,653
Total common stocks (cost $380,103,571)		$439,879,684
U.S. TREASURY OBLIGATIONS (0.0%)*	Principal amount	Value
U.S. Treasury Notes 1.625%, 5/15/31 [i]	$28,000	$23,687
Total U.S. treasury obligations (cost $23,687)		$23,687
SHORT-TERM INVESTMENTS (4.5%)*	Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 4.56%L	Shares 18,498,322	$18,498,322
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% P	Shares 310,000	310,000
U.S. Treasury Bills 4.530%, 1/9/25 Δ	$1,900,000	1,898,447
U.S. Treasury Bills 4.515%, 2/13/25 Δ	100,000	99,506
Total short-term investments (cost $20,805,922)		$20,806,275
TOTAL INVESTMENTS
Total investments (cost $400,933,180)	$460,709,646
Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from July 1, 2024 through December 31, 2024 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $462,089,172.
†	This security is non-income-producing.
Δ	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $893,606 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
[i]	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
The dates shown on debt obligations are the original maturity dates.

International Value Fund
3

DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
Japan	22.7%	Spain	3.4%
United Kingdom	20.9	Switzerland	2.5
France	14.2	Canada	1.9
Germany	9.0	Norway	0.8
United States	7.8	Italy	0.8
Australia	6.5	South Korea	0.3
Netherlands	5.5	Total	100.0%
Ireland	3.7
FORWARD CURRENCY CONTRACTS at 12/31/24 (aggregate face value $137,429,964) (Unaudited)
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Bank of America N.A.
	Australian Dollar	Buy	1/22/25	$327,740	$364,838	$(37,098)
	British Pound	Sell	3/19/25	2,989,080	3,028,320	39,240
	Canadian Dollar	Sell	1/22/25	1,743,155	1,862,480	119,325
	Hong Kong Dollar	Buy	2/19/25	653,721	653,118	603
	Singapore Dollar	Buy	2/19/25	883,039	918,246	(35,207)
	Swedish Krona	Buy	3/19/25	2,138,936	2,181,517	(42,581)
	Swiss Franc	Buy	3/19/25	966,394	999,299	(32,905)
Barclays Bank PLC
	Australian Dollar	Buy	1/22/25	325,326	348,477	(23,151)
	British Pound	Sell	3/19/25	2,751,730	2,788,840	37,110
	Japanese Yen	Sell	2/19/25	970,951	1,015,626	44,675
	Swiss Franc	Buy	3/19/25	151,291	156,327	(5,036)
Citibank, N.A.
	Danish Krone	Buy	3/19/25	1,339,006	1,368,129	(29,123)
	Hong Kong Dollar	Buy	2/19/25	658,707	658,859	(152)
	Singapore Dollar	Buy	2/19/25	406,083	422,223	(16,140)
	Swedish Krona	Buy	3/19/25	538,206	548,966	(10,760)
	Swiss Franc	Buy	3/19/25	370,340	382,677	(12,337)
Goldman Sachs International
	Australian Dollar	Buy	1/22/25	831,265	925,510	(94,245)
	British Pound	Sell	3/19/25	1,101,918	1,116,500	14,582
	Canadian Dollar	Sell	1/22/25	183,303	195,870	12,567
	Chilean Peso	Buy	1/22/25	574,135	620,231	(46,096)
	Hong Kong Dollar	Buy	2/19/25	438,906	439,075	(169)
	Israeli Shekel	Buy	1/22/25	1,035,719	995,161	40,558
	Singapore Dollar	Buy	2/19/25	5,523,616	5,718,238	(194,622)
	Swiss Franc	Buy	3/19/25	2,314,792	2,391,870	(77,078)
HSBC Bank USA, National Association
	Australian Dollar	Buy	1/22/25	2,295,356	2,462,946	(167,590)
	British Pound	Sell	3/19/25	919,996	932,342	12,346
	Chinese Yuan (Offshore)	Buy	2/19/25	1,416,775	1,473,177	(56,402)
	Euro	Sell	3/19/25	500,317	506,649	6,332
	Israeli Shekel	Buy	1/22/25	452,434	434,655	17,779
	Swedish Krona	Buy	3/19/25	2,296,045	2,342,719	(46,674)
	Swiss Franc	Buy	3/19/25	827,878	855,526	(27,648)
JPMorgan Chase Bank N.A.
	British Pound	Sell	3/19/25	2,782,384	2,819,307	36,923
	Canadian Dollar	Sell	1/22/25	2,056,783	2,197,709	140,926
	Danish Krone	Buy	3/19/25	404,397	413,280	(8,883)
	Euro	Sell	3/19/25	1,570,481	1,591,726	21,245
	New Zealand Dollar	Buy	1/22/25	271,886	304,841	(32,955)

4
International Value Fund

	FORWARD CURRENCY CONTRACTS at 12/31/24 (aggregate face value $137,429,964) (Unaudited) cont.
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	JPMorgan Chase Bank N.A. cont.
		Singapore Dollar	Buy	2/19/25	$286,056	$297,454	$(11,398)
		South Korean Won	Sell	2/19/25	1,438,142	1,552,757	114,615
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	1/22/25	1,085,101	1,208,279	(123,178)
		British Pound	Sell	3/19/25	1,813,842	1,844,587	30,745
		Canadian Dollar	Sell	1/22/25	467,134	499,159	32,025
		Czech Koruna	Buy	3/19/25	1,095,748	1,119,600	(23,852)
		Norwegian Krone	Sell	3/19/25	448,604	462,575	13,971
		Swedish Krona	Buy	3/19/25	1,267,744	1,293,378	(25,634)
		Swiss Franc	Buy	3/19/25	4,558,492	4,710,764	(152,272)
	NatWest Markets PLC
		Australian Dollar	Buy	1/22/25	707,534	787,687	(80,153)
		Danish Krone	Buy	3/19/25	1,490,292	1,523,594	(33,302)
		Euro	Sell	3/19/25	4,643,369	4,689,107	45,738
		Swedish Krona	Buy	3/19/25	3,427,237	3,496,986	(69,749)
		Swiss Franc	Buy	3/19/25	2,717,234	2,808,303	(91,069)
	State Street Bank and Trust Co.
		Australian Dollar	Sell	1/22/25	1,418,845	1,515,653	96,808
		British Pound	Sell	3/19/25	4,209,360	4,264,368	55,008
		Canadian Dollar	Sell	1/22/25	1,504,506	1,607,739	103,233
		Euro	Sell	3/19/25	2,660,391	2,697,914	37,523
		Hong Kong Dollar	Buy	2/19/25	4,423,173	4,424,293	(1,120)
		Israeli Shekel	Buy	1/22/25	1,169,900	1,124,712	45,188
		Japanese Yen	Buy	2/19/25	1,276,388	1,325,018	(48,630)
		Singapore Dollar	Buy	2/19/25	270,502	281,264	(10,762)
		Swedish Krona	Buy	3/19/25	690,904	704,889	(13,985)
		Swiss Franc	Buy	3/19/25	10,491,374	10,841,329	(349,955)
	Toronto-Dominion Bank
		Australian Dollar	Buy	1/22/25	32,062	35,694	(3,632)
		British Pound	Sell	3/19/25	2,195,328	2,224,198	28,870
		Canadian Dollar	Sell	1/22/25	1,029,296	1,099,804	70,508
		Euro	Sell	3/19/25	2,779,079	2,816,628	37,549
		Hong Kong Dollar	Buy	2/19/25	3,338,185	3,339,489	(1,304)
		Singapore Dollar	Buy	2/19/25	432,275	449,458	(17,183)
		Swiss Franc	Buy	3/19/25	618,492	639,085	(20,593)
	UBS AG
		Australian Dollar	Sell	1/22/25	1,744,109	1,833,041	88,932
		Canadian Dollar	Sell	1/22/25	1,441,433	1,548,299	106,866
		Euro	Sell	3/19/25	881,531	893,642	12,111
		Israeli Shekel	Buy	1/22/25	1,239,550	1,190,853	48,697
		Japanese Yen	Sell	2/19/25	1,924,920	2,019,798	94,878
		Swedish Krona	Buy	3/19/25	867,553	885,120	(17,567)
		Swiss Franc	Buy	3/19/25	4,011,535	4,145,293	(133,758)
	WestPac Banking Corp.
		Canadian Dollar	Sell	1/22/25	669,930	715,758	45,828
		Japanese Yen	Buy	2/19/25	3,867,478	4,031,444	(163,966)
		New Zealand Dollar	Buy	1/22/25	700,446	725,533	(25,087)
		Swedish Krona	Buy	3/19/25	659,366	672,835	(13,469)
		Swiss Franc	Buy	3/19/25	6,433,186	6,647,309	(214,123)
	Unrealized appreciation						1,653,304
	Unrealized (depreciation)						(2,642,593)
	Total						$(989,289)
*	The exchange currency for all contracts listed is the United States Dollar.

International Value Fund
5

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$—	$22,785,470	$—
Consumer discretionary	5,096,477	27,982,037	—
Consumer staples	7,510,712	37,682,897	—
Energy	8,827,826	22,936,864	—
Financials	6,820,675	148,399,734	—
Health care	—	31,152,090	—
Industrials	—	77,727,528	—
Information technology	—	4,185,372	—
Materials	—	22,587,792	—
Real estate	—	3,139,329	—
Utilities	—	13,044,881	—
Total common stocks	28,255,690	411,623,994	—
U.S. treasury obligations	—	23,687	—
Short-term investments	310,000	20,496,275	—
Totals by level	$28,565,690	$432,143,956	$—
		Valuation inputs
	Other financial instruments:	Level 1	Level 2	Level 3
	Forward currency contracts	$—	$(989,289)	$—
	Totals by level	$—	$(989,289)	$—
*	Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

The accompanying notes are an integral part of these financial statements.

6
International Value Fund

Financial statements

Statement of assets and liabilities

12/31/24 (Unaudited)

ASSETS
Investment in securities, at value, including of securities on loan (Note 1):
Unaffiliated issuers (identified cost $382,434,858)	$442,211,324
Affiliated issuers (identified cost $18,498,322) (Note 5)	18,498,322
Foreign currency (cost $172,408) (Note 1)	172,071
Dividends, interest and other receivables	477,456
Receivable for shares of the fund sold	1,495,730
Foreign tax reclaim	1,405,877
Unrealized appreciation on forward currency contracts (Note 1)	1,653,304
Prepaid assets	67,585
Total assets	465,981,669

LIABILITIES
Payable for shares of the fund repurchased	362,935
Payable for compensation of Manager (Note 2)	132,637
Payable for custodian fees (Note 2)	33,798
Payable for investor servicing fees (Note 2)	129,559
Payable for Trustee compensation and expenses (Note 2)	96,806
Payable for administrative services (Note 2)	3,960
Payable for distribution fees (Note 2)	30,409
Payable for postage	46,292
Unrealized depreciation on forward currency contracts (Note 1)	2,642,593
Collateral on certain derivative contracts, at value (Notes 1 and 9)	333,687
Other accrued expenses	79,821
Total liabilities	3,892,497
Net assets	$462,089,172

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$407,607,835
Total distributable earnings (Note 1)	54,481,337
Total — Representing net assets applicable to capital shares outstanding	$462,089,172

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($119,522,781 divided by 9,052,466 shares)	$13.20
Offering price per class A share (100/94.25 of $13.20)*	$14.01
Net asset value and offering price per class C share ($1,501,391 divided by 112,473 shares)**	$13.35
Net asset value, offering price and redemption price per class R share ($7,469,627 divided by 575,540 shares)	$12.98
Net asset value, offering price and redemption price per class R6 share ($78,479,245 divided by 5,933,800 shares)	$13.23
Net asset value, offering price and redemption price per class Y share ($255,116,128 divided by 19,382,431 shares)	$13.16
*	On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

International Value Fund	7

Statement of operations

Six months ended 12/31/24 (Unaudited)

Investment income
Dividends (net of foreign tax of $322,127)	$4,800,541
Interest (including interest income of $327,122 from investments in affiliated issuers) (Note 5)	357,803
Securities lending (net of expenses) (Notes 1 and 5)	981
Total investment income	5,159,325

EXPENSES
Compensation of Manager (Note 2)	1,589,994
Investor servicing fees (Note 2)	395,075
Custodian fees (Note 2)	27,402
Trustee compensation and expenses (Note 2)	8,851
Distribution fees (Note 2)	186,666
Administrative services (Note 2)	5,467
Other	156,385
Fees waived and reimbursed by Manager (Note 2)	(400,840)
Total expenses	1,969,000
Expense reduction (Note 2)	(1,276)
Net expenses	1,967,724
Net investment income	3,191,601

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	49,550
Foreign currency transactions (Note 1)	(891)
Forward currency contracts (Note 1)	575,772
Total net realized gain	624,431
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	1,087,060
Assets and liabilities in foreign currencies	(49,269)
Forward currency contracts	(944,248)
Total change in net unrealized appreciation	93,543
Net gain on investments	717,974
Net increase in net assets resulting from operations	$3,909,575

The accompanying notes are an integral part of these financial statements.

8	International Value Fund

Statement of changes in net assets

	Six months ended 12/31/24*	Year ended 6/30/24
Increase in net assets
Operations
Net investment income	$3,191,601	$13,305,812
Net realized gain on investments and foreign currency transactions	624,431	7,712,042
Change in net unrealized appreciation of investments and assets and liabilities in foreign currencies	93,543	21,651,580
Net increase in net assets resulting from operations	3,909,575	42,669,434
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(3,022,775)	(2,719,757)
Class B	—	(1,670)
Class C	(19,413)	(29,680)
Class R	(180,724)	(74,881)
Class R6	(2,257,592)	(1,544,138)
Class Y	(7,141,285)	(5,612,643)
Net realized long-term gain on investments
Class A	(1,471,959)	—
Class C	(16,389)	—
Class R	(92,849)	—
Class R6	(943,471)	—
Class Y	(3,140,670)	—
Increase from capital share transactions (Note 4)	34,943,863	55,291,877
Total increase in net assets	20,566,311	87,978,542
Net assets
Beginning of period	441,522,861	353,544,319
End of period	$462,089,172	$441,522,861
*Unaudited.

The accompanying notes are an integral part of these financial statements.

International Value Fund	9

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class A
December 31, 2024**	$13.60	.08	.04	.12	(.35)	(.17)	(.52)	$13.20	.84*	$119,523	.52*d	.58*	8*
June 30, 2024	12.57	.40	.94	1.34	(.31)	—	(.31)	13.60	10.76	121,487	1.06[d]	3.07[d]	21
June 30, 2023	10.44	.31	2.00	2.31	(.18)	—	(.18)	12.57	22.39	118,860	1.11[d]	2.75[d]	15
June 30, 2022	12.71	.30	(1.88)	(1.58)	(.15)	(.54)	(.69)	10.44	(13.12)	96,655	1.27[d,e]	2.44[d]	6
June 30, 2021	9.39	.22	3.31	3.53	(.18)	(.03)	(.21)	12.71	37.87	115,696	1.43	1.93	17
June 30, 2020	10.62	.16	(.95)	(.79)	(.25)	(.19)	(.44)	9.39	(8.11)	90,141	1.40[d]	1.60[d]	19
Class C
December 31, 2024**	$13.65	.03	.04	.07	(.20)	(.17)	(.37)	$13.35	.50*	$1,501	.89*d	.22*	8*
June 30, 2024	12.64	.31	.94	1.25	(.24)	—	(.24)	13.65	9.95	1,705	1.81[d]	2.41[d]	21
June 30, 2023	10.49	.24	2.00	2.24	(.09)	—	(.09)	12.64	21.41	1,323	1.86[d]	2.14[d]	15
June 30, 2022	12.75	.23	(1.91)	(1.68)	(.04)	(.54)	(.58)	10.49	(13.74)	1,070	2.02[d,e]	1.90[d]	6
June 30, 2021	9.41	.13	3.32	3.45	(.08)	(.03)	(.11)	12.75	36.79	1,154	2.18	1.13	17
June 30, 2020	10.63	.09	(.98)	(.89)	(.14)	(.19)	(.33)	9.41	(8.84)	1,275	2.15[d]	.84[d]	19
Class R
December 31, 2024**	$13.38	.06	.04	.10	(.33)	(.17)	(.50)	$12.98	.72*	$7,470	.64*d	.46*	8*
June 30, 2024	12.38	.48	.82	1.30	(.30)	—	(.30)	13.38	10.61	7,106	1.31[d]	3.69[d]	21
June 30, 2023	10.30	.28	1.96	2.24	(.16)	—	(.16)	12.38	21.97	2,303	1.36[d]	2.52[d]	15
June 30, 2022	12.57	.32[f]	(1.91)	(1.59)	(.14)	(.54)	(.68)	10.30	(13.32)	1,725	1.52[d,e]	2.64[d,f]	6
June 30, 2021	9.29	.19	3.27	3.46	(.15)	(.03)	(.18)	12.57	37.52	869	1.68	1.67	17
June 30, 2020	10.51	.14	(.95)	(.81)	(.22)	(.19)	(.41)	9.29	(8.33)	747	1.65[d]	1.37[d]	19
Class R6
December 31, 2024**	$13.65	.11	.04	.15	(.40)	(.17)	(.57)	$13.23	1.11*	$78,479	.32*d	.77*	8*
June 30, 2024	12.61	.48	.92	1.40	(.36)	—	(.36)	13.65	11.27	65,378	.65[d]	3.66[d]	21
June 30, 2023	10.48	.39	1.97	2.36	(.23)	—	(.23)	12.61	22.84	37,985	.69[d]	3.39[d]	15
June 30, 2022	12.76	.37	(1.90)	(1.53)	(.21)	(.54)	(.75)	10.48	(12.75)	20,253	.86[d,e]	3.03[d]	6
June 30, 2021	9.43	.28	3.31	3.59	(.23)	(.03)	(.26)	12.76	38.42	15,053.99		2.42	17
June 30, 2020	10.66	.21	(.96)	(.75)	(.29)	(.19)	(.48)	9.43	(7.68)	5,907	.95[d]	2.08[d]	19
Class Y
December 31, 2024**	$13.58	.10	.03	.13	(.38)	(.17)	(.55)	$13.16	.97*	$255,116	.39*d	.71*	8*
June 30, 2024	12.55	.45	.92	1.37	(.34)	—	(.34)	13.58	11.08	245,771	.81[d]	3.46[d]	21
June 30, 2023	10.43	.37	1.97	2.34	(.22)	—	(.22)	12.55	22.69	192,881	.86[d]	3.21[d]	15
June 30, 2022	12.71	.37[f]	(1.91)	(1.54)	(.20)	(.54)	(.74)	10.43	(12.89)	94,542	1.02[d,e]	3.08[d,f]	6
June 30, 2021	9.40	.28	3.27	3.55	(.21)	(.03)	(.24)	12.71	38.13	32,909	1.18	2.36	17
June 30, 2020	10.63	.19	(.96)	(.77)	(.27)	(.19)	(.46)	9.40	(7.87)	6,113	1.15[d]	1.89[d]	19

The accompanying notes are an integral part of these financial statements.

10
International Value Fund

Financial highlightscont.

*	Not annualized.
**	Unaudited.
[a]	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
[b]	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
[c]	Includes amounts paid through expense offset and/or brokerage/service arrangements (Note 2). Also excludes acquired fund fees and expenses, if any.
[d]	Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts (Note 2):
Percent of average net assets
December 31, 2024	0.08%
June 30, 2024	0.20
June 30, 2023	0.23
June 30, 2022	0.12
June 30, 2020	0.03
[e]	Includes one-time proxy cost which amounted to 0.01%.
[f]	The net investment income ratio and per share amount shown for the period ending may not correspond with the expected class specific differences for the period due to the timing of subscriptions or redemptions into or out of the class.

The accompanying notes are an integral part of these financial statements.

International Value Fund
11

Notes to financial statements 12/31/24 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from July 1, 2023 through December 31, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., a direct wholly-owned subsidiary of Franklin Templeton
Franklin Distributors	Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods on or after August 2, 2024
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
FTIML	Franklin Templeton Investment Management Limited
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PAC	The Putnam Advisory Company, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
PSERV	Putnam Investor Services, Inc., a wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, the fund’s investment manager, an indirect wholly-owned subsidiary of Franklin Templeton
Putnam Retail Management	Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods prior to August 2, 2024
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam International Value Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company. The goal of the fund is to seek capital growth. Current income is a secondary objective. The fund invests mainly in common stocks of large and midsize companies outside the United States, with a focus on value stocks. Value stocks are those that the fund’s management believes are currently undervalued by the market. If the fund’s management is correct and other investors ultimately recognize the value of the company, the price of its stock may rise. The fund invests mainly in developed countries, but may invest in emerging markets. The fund’s management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. At times, the fund also uses derivatives, which are expected to include certain foreign currency transactions. For example, the fund typically uses foreign currency forward contracts in connection with the fund’s investments in foreign securities in order to hedge the fund’s currency exposure relative to the fund’s benchmark index.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 5.75%	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class R †	None	None	None
Class R6 †	None	None	None
Class Y †	None	None	None
† Not available to all investors.

Effective September 5, 2024, the fund converted all of its class B shares into class A shares, and subsequently terminated its class B shares as a fund offering.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility,

12
International Value Fund

including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price” (prior to July 22, 2024, the most recent bid price was used), and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging foreign exchange risk.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral pledged to the fund which cannot be sold or repledged totaled $893,606 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $248,900 on open derivative contracts subject to the Master Agreements. Collateral pledged

International Value Fund
13

by the fund at period end for these agreements totaled $893,606 and may include amounts related to unsettled agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, if any, is net of expenses and is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company that is managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund had no securities out on loan.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit Prior to January 31, 2025, the fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings could be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Effective January 31, 2025, the fund, together with other U.S. registered and foreign investment funds managed by an affiliate of Franklin Templeton are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion, which matures on January 30, 2026.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset and other income on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $405,719,985, resulting in gross unrealized appreciation and depreciation of $81,738,687 and $27,738,315, respectively, or net unrealized appreciation of $54,000,372.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (base fee) (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.850%	of the first $5 billion,
0.800%	of the next $5 billion,
0.750%	of the next $10 billion,
0.700%	of the next $10 billion,
0.650%	of the next $50 billion,
0.630%	of the next $50 billion,
0.620%	of the next $100 billion and
0.615%	of any excess thereafter.

In addition, the monthly management fee consists of the monthly base fee plus or minus a performance adjustment for the month. The performance adjustment is determined based on performance over the thirty-six month period then ended. Each month, the performance adjustment is calculated by multiplying the performance adjustment rate and the fund’s average net assets over the performance period and dividing the result by twelve. The resulting dollar amount is added to, or subtracted from the base fee for that month. The performance adjustment rate is equal to 0.03 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the MSCI EAFE Value Index (Net Returns) each measured over the performance period. The maximum annualized performance adjustment rate is +/- 0.15%. The monthly base fee is determined based on the fund’s average net assets for the month, while the performance adjustment is determined based on the fund’s average net assets over the thirty-six month performance period. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.

Because the performance adjustment is based on the fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the fund’s shares lose value during the performance period provided that the fund outperformed its benchmark index, and could decrease Putnam Management’s fee even if the fund’s shares increase in value during the performance period provided that the fund underperformed its benchmark index.

For the reporting period, the management fee represented an effective rate (excluding the impact of any expense waiver in effect) of 0.338% of the fund’s average net assets, which included an effective base fee of 0.341% and a decrease of (0.003)% ($14,450) based on performance.

Putnam Management has contractually agreed, through October 30, 2025 to waive fees and/or reimburse the fund’s expenses to the extent necessary to

14
International Value Fund

limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Management has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through October 30, 2025 to the extent that total expenses of the fund (before any applicable performance-based adjustment to the fund’s base management fee and excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the fund’s investment management contract) would exceed an annual rate of 0.59% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $400,840 as a result of this limit.

Effective July 15, 2024, Franklin Advisers was retained by Putnam Management as a sub-advisor for the fund pursuant to a new sub-advisory agreement between Putnam Management and Franklin Advisers. Pursuant to the agreement, Franklin Advisers provides certain advisory and related services. Putnam Management pays a monthly fee to Franklin Advisers based on the costs of Franklin Advisers in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

Effective November 1, 2024, FTIML is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. FTIML did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of FTIML, Putnam Management (and not the fund) would pay a monthly sub-management fee to FTIML for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by FTIML.

Prior to November 1, 2024, PIL was authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management had engaged the services of PIL, Putnam Management (and not the fund) would have paid a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL. Effective November 1, 2024, PIL merged into FTIML, and PIL investment professionals became employees of FTIML.

PAC is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL (prior to November 1, 2024). PAC did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PAC, Putnam Management (and not the fund) would pay a monthly sub-advisory fee to PAC for its services at the annual rate of 0.25% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-advisor.

Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custodian fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the fund. PSERV received fees for investor servicing for class A, class B, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$119,810
Class B	24
Class C	1,616
Class R	7,178
Class R6	18,532
Class Y	247,915
Total	$395,075

The fund has entered into expense offset arrangements with PSERV and State Street whereby PSERV’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $1,276 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $335, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Franklin Distributors, or for periods prior to August 2, 2024, Putnam Retail Management, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Franklin Distributors and to Putnam Retail Management at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Franklin Distributors Amount	Putnam Retail Management Amount	Totals
Class A	0.35%	0.25%	$132,155	$26,773	$158,928
Class B	1.00%	1.00%	64	61	$125
Class C	1.00%	1.00%	7,047	1,523	$8,570
Class R	1.00%	0.50%	15,899	3,144	$19,043
Total			$155,165	$31,501	$186,666

For the period from August 2, 2024 through December 31, 2024, Franklin Distributors, acting as underwriter, received net commissions of $4,384 from the sale of class A shares and received no monies and $170 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. For the period July 1, 2024 through August 1, 2024, Putnam Retail Management, acting as underwriter, received net commissions of $247 from the sale of class A shares and received no monies in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is accessed on certain redemptions of class A shares. For the period from August 2, 2024 through December 31, 2024 Franklin Distributors, acting as underwriter, received no monies on class A redemptions. For the period from July 1, 2024 through August 1, 2024, Putnam Retail Management, acting as underwriter, received no monies on class A redemptions.

International Value Fund
15

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$48,933,617	$37,472,095
U.S. government securities (Long-term)	—	—
Total	$48,933,617	$37,472,095

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 12/31/24		YEAR ENDED 6/30/24
Class A	Shares	Amount	Shares	Amount
Shares sold	381,632	$5,382,412	735,841	$69,659,962
Shares issued in connection with reinvestment of distributions	330,557	4,353,427	204,624	2,626,421
	712,189	9,735,839	940,465	72,286,383
Shares repurchased	(591,969)	(8,387,640)	(1,467,748)	(18,899,719)
Net increase (decrease)	120,220	$1,348,199	(527,283)	$53,386,664
	SIX MONTHS ENDED 12/31/24 *		YEAR ENDED 6/30/24
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	127	1670
	—	—	127	1670
Shares repurchased	(5,494)	(80,425)	(9,770)	(129,670)
Net decrease	(5,494)	$(80,425)	(9,643)	$(128,000)
	SIX MONTHS ENDED 12/31/24		YEAR ENDED 6/30/24
Class C	Shares	Amount	Shares	Amount
Shares sold	24,055	$330,879	46,230	$598,611
Shares issued in connection with reinvestment of distributions	2,687	35,801	2,271	29,409
	26,742	366,680	48,501	628,020
Shares repurchased	(39,154)	(555,483)	(28,330)	(367,725)
Net increase (decrease)	(12,412)	$(188,803)	20,171	$260,295
	SIX MONTHS ENDED 12/31/24		YEAR ENDED 6/30/24
Class R	Shares	Amount	Shares	Amount
Shares sold	92,044	$1,277,064	458,986	$5,914,283
Shares issued in connection with reinvestment of distributions	21,125	273,564	5,919	74,881
	113,169	1,550,628	464,905	5,989,164
Shares repurchased	(68,823)	(958,345)	(119,647)	(1,544,644)
Net increase	44,346	$592,283	345,258	$4,444,520
	SIX MONTHS ENDED 12/31/24		YEAR ENDED 6/30/24
Class R6	Shares	Amount	Shares	Amount
Shares sold	1,850,234	$26,313,718	3,712,986	$47,618,318
Shares issued in connection with reinvestment of distributions	241,957	3,191,415	118,898	1,530,222
	2,092,191	29,505,133	3,831,884	49,148,540
Shares repurchased	(946,898)	(13,520,455)	(2,054,839)	(26,494,565)
Net increase	1,145,293	$15,984,678	1,777,045	$22,653,975
	SIX MONTHS ENDED 12/31/24		YEAR ENDED 6/30/24
Class Y	Shares	Amount	Shares	Amount
Shares sold	4,158,319	$58,753,532	10,451,653	$134,976,849
Shares issued in connection with reinvestment of distributions	780,664	10,250,124	437,438	5,603,583
	4,938,983	69,003,656	10,889,091	140,580,432
Shares repurchased	(3,654,746)	(51,715,725)	(8,161,681)	(105,909,009)
Net increase	1,284,237	$17,287,931	2,727,410	$34,671,423

* Effective September 5, 2024, the fund has terminated its class B shares.

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International Value Fund

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 6/30/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/24
Short-term investments
Putnam Cash Collateral Pool, LLC *	$240,810	$3,450	$244,260	$4,998	$—
Putnam Short Term Investment Fund Class P ‡	10,263,793	52,029,013	43,794,484	327,122	18,498,322
Total Short-term investments	$10,504,603	$52,032,463	$44,038,744	$332,120	$18,498,322
* No management fees are charged to Putnam Cash Collateral Pool, LLC (Note 1). Investment income shown is included in securities lending income on the Statement of operations. There were no realized or unrealized gains or losses during the period.
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Forward currency contracts (contract amount)	$158,700,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Foreign exchange contracts	Investments, Receivables	1,653,304	Payables	2,642,593
Total		$1,653,304		$2,642,593

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Forward currency contracts	Total
Foreign exchange contracts	575,772	$575,772
Total	$575,772	$575,772
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Forward currency contracts	Total
Foreign exchange contracts	(944,248)	$(944,248)
Total	$(944,248)	$(944,248)

International Value Fund
17

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Morgan Stanley & Co. International PLC
Assets:
Forward currency contracts #	$159,168	$81,785	$—	$67,707	$36,457	$313,709	$76,741
Total Assets	$159,168	$81,785	$—	$67,707	$36,457	$313,709	$76,741
Liabilities:
Forward currency contracts #	147,791	28,187	68,512	412,210	298,314	53,236	324,936
Total Liabilities	$147,791	$28,187	$68,512	$412,210	$298,314	$53,236	$324,936
Total Financial and Derivative Net Assets	$11,377	$53,598	$(68,512)	$(344,503)	$(261,857)	$260,473	$(248,195)
Total collateral received (pledged) †##	$—	$23,687	$(68,512)	$(232,744)	$(234,742)	$248,900	$(148,426)
Net amount	$11,377	$29,911	$—	$(111,759)	$(27,115)	$11,573	$(99,769)
Controlled collateral received (including TBA commitments) **	$—	$23,687	$—	$—	$—	$—	$—
Uncontrolled collateral received	$—	$—	$—	$—	$—	$248,900	$—
Collateral (pledged) (including TBA commitments) **	$—	$—	$(111,877)	$(232,744)	$(234,742)	$—	$(148,426)

	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto-Dominion Bank	UBS AG	WestPac Banking Corp.	Total
Assets:
Forward currency contracts #	$45,738	$337,760	$136,927	$351,484	$45,828	$1,653,304
Total Assets	$45,738	$337,760	$136,927	$351,484	$45,828	$1,653,304
Liabilities:
Forward currency contracts #	274,273	424,452	42,712	151,325	416,645	2,642,593
Total Liabilities	$274,273	$424,452	$42,712	$151,325	$416,645	$2,642,593
Total Financial and Derivative Net Assets	$(228,535)	$(86,692)	$94,215	$200,159	$(370,817)	$(989,289)
Total collateral received (pledged) †#	$(165,817)	$—	$94,215	$200,000	$—
Net amount	$(62,718)	$(86,692)	$—	$159	$(370,817)
Controlled collateral received (including TBA commitments) **	$—	$—	$110,000	$200,000	$—	$333,687
Uncontrolled collateral received	$—	$—	$—	$—	$—	$248,900
Collateral (pledged) (including TBA commitments) **	$(165,817)	$—	$—	$—	$—	$(893,606)
*	Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement (Note 1).
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

Note 9: Operating segments

The fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the fund’s financial position or results of operations.

The fund operates as a single operating segment, which is an investment portfolio. The fund’s investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of assets and liabilities and the Statement of operations, along with the related notes to the financial statements. The fund’s portfolio provides details of the fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial highlights.

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International Value Fund

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes

Not applicable

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

International Value Fund
19

Board approval of management and subadvisory agreements (Unaudited)

At its meeting on September 27, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved a new Sub-Advisory Agreement with respect to your fund (the “New FTIML Sub-Advisory Agreement”) between Putnam Investment Management, LLC (“Putnam Management”) and its affiliate, Franklin Templeton Investment Management Limited (“FTIML”), and an amended and restated Sub-Advisory Contract with respect to your fund (the “Amended PAC Sub-Advisory Contract”) between Putnam Management and its affiliate, The Putnam Advisory Company, LLC (“PAC”). Putnam Management, FTIML, and PAC are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”). (Because FTIML and PAC are affiliates of Putnam Management and Putnam Management remains fully responsible for all services provided by FTIML and PAC, the Trustees did not attempt to evaluate FTIML and PAC as separate entities.)

The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act), requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New FTIML Sub-Advisory Agreement and the Amended PAC Sub-Advisory Contract. At its September 2024 meeting, the Contract Committee met with representatives of Putnam Management and Franklin Templeton, and separately in executive session, to consider the information provided. At the September Trustees’ meetings, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

Considerations in connection with the Trustees’ approval of the New FTIML Sub-Advisory Agreement

The Trustees considered the proposed New FTIML Sub-Advisory Agreement in connection with the planned November 1, 2024 merger (the “Merger”) of Putnam Investments Limited (“PIL”), an affiliate of Putnam Management and a sub-adviser to your fund prior to the Merger, with and into FTIML. The Trustees considered that, in connection with the Merger, PIL investment professionals would become employees of FTIML, and, upon consummation of the Merger, PIL would cease to exist as a separate legal entity. The Trustees noted that Franklin Templeton viewed the Merger as a further step in the integration of the legacy Putnam and Franklin Templeton organizations, offering potential operational efficiencies and enhanced investment resources for the funds. The Trustees also considered, among other factors, that:

• The Merger and the New FTIML Sub-Advisory Agreement would not result in any reduction or material change in the nature or the level of the sub-advisory services provided to the funds;

• The PIL portfolio managers who are responsible for the day-to-day management of the applicable funds would be the same immediately prior to, and immediately after, the Merger, and these investment personnel would have access to the same research and other resources to support their respective investment advisory functions and operate under the same conditions both immediately before and after the Merger;

• Despite a change in the sub-advisory fee structure for certain funds, the New FTIML Sub-Advisory Agreement would not result in an increase in the advisory fee rates payable by each fund, as Putnam Management would be responsible for overseeing the investment advisory services provided to the applicable funds by FTIML under the New FTIML Sub-Advisory Agreement and would compensate FTIML for such services out of the fees it receives under each fund’s Management Contract with Putnam Management (each, a “Current Management Contract”); and

• The terms of the New FTIML Sub-Advisory Agreement were substantially similar to those under the sub-management contract between Putnam Management and PIL with respect to the fund (the “PIL Sub-Management Contract”). 1

The Trustees also considered that, prior to the Merger, counsel to Putnam Management and FTIML had provided a legal opinion that the Merger and the appointment of FTIML as sub-adviser to the funds would not result in an “assignment” under the 1940 Act of the PIL Sub-Management Contract and that the New FTIML Sub-Advisory Agreement did not require shareholder approval.

In addition, the Trustees considered that, in connection with their review of your fund’s Current Management Contract and the PIL Sub-Management Contract over the course of several months ending in June 2023, they had considered information regarding the nature, extent and quality of the services provided to the fund, the fund’s performance, the fund’s management fees and expense ratios, the profitability of Putnam Management and its affiliates in providing services to the fund, whether there had been economies of scale with respect to the management of the fund and other benefits received by Putnam Management and its affiliates as a result of their relationships with the fund. Because, other than the parties to the contract, the revised sub-advisory fee structure for certain funds, and certain other non-substantive changes to contractual terms, the New FTIML Sub-Advisory Agreement was substantially similar to the PIL Sub-Management Contract, the Trustees relied to a considerable extent on their previous approval of the PIL Sub-Management Contract in connection with their consideration of the New FTIML Sub-Advisory Agreement.

The Trustees also considered information received as part of the review process ending in June 2024 in connection with their consideration of a new Sub-Advisory Agreement for your fund (the “Franklin Advisers Sub-Advisory Agreement”) between Putnam Management and Franklin Advisers, Inc., an affiliate of Putnam Management and FTIML, including updated information regarding the profitability of Putnam Management and its affiliates, potential economies of scale, other benefits received by Putnam Management and its affiliates as a result of their relationships with the funds, and the performance and expenses of the funds. The Trustees also considered other information received in connection with their review of the Franklin Advisers Sub-Advisory Agreement, including certain performance information for Franklin Templeton’s fixed income and investment solutions investment strategies and information regarding the revenues, expenses and profitability of Franklin Templeton’s global investment management business and its U.S.

1 The New PIL Sub-Management Contract was operative until the effective date of the Merger, November 1, 2024, and was replaced by the New FTIML Sub-Advisory Agreement effective as of that date.

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International Value Fund

registered investment company business, which included the financial results of FTIML.

Considerations in connection with the Trustees’ approval of the Amended PAC Sub-Advisory Contract

With respect to the proposed Amended PAC Sub-Advisory Contract, the Trustees considered that the contract was being amended and restated to remove PIL as a party to the contract, revise the sub-advisory fee structure for certain funds, and make certain other non-substantive changes to contractual terms. The Trustees noted that removing PIL from the sub-advisory contract with respect to the fund among Putnam Management, PIL, and PAC (the “PAC Sub-Advisory Contract”) would have no impact on the management of the funds, since Putnam Management, and not PIL, had been (under the PAC Sub-Advisory Contract), and would continue to be (under the Amended PAC Sub-Advisory Contract), responsible for overseeing any services provided by PAC to the applicable funds. The Trustees also considered that the Amended PAC Sub-Advisory Contract would not result in an increase in the advisory fee rates payable by each fund, as Putnam Management would compensate PAC for such services out of the fees it receives under each fund’s Current Management Contract.

Board of Trustees’ Conclusions

After considering the factors described above, as well as other factors, the Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the New FTIML Sub-Advisory Agreement and the Amended PAC Sub-Advisory Contract represented reasonable compensation in light of the nature and quality of the services that would be provided to the funds, and determined to approve the New FTIML Sub-Advisory Agreement and the Amended PAC Sub-Advisory Contract for your fund. These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor.

International Value Fund
21

© 2024 Franklin Templeton. All rights reserved.	38967-SFSOI 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 19. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: February 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: February 26, 2025

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: February 26, 2025